Common Stock - Schedule of Shares of Common Stock For Future Issuance (Detail) - shares	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common Stock Capital Shares Reserved for Future Issuance	163,383,103	133,651,483
Shares reserved for warrants [Member]
Disclosure In Tabular Form Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common Stock Capital Shares Reserved for Future Issuance	377,899	166,371
Shares reserved for stock option exercises [Member]
Disclosure In Tabular Form Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common Stock Capital Shares Reserved for Future Issuance	23,165,393	22,997,639
Shares reserved upon the conversion of the convertible notes [Member]
Disclosure In Tabular Form Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common Stock Capital Shares Reserved for Future Issuance	29,853,711	0
Shares reserved for future issuance under the 2017 Stock Incentive Plan [Member]
Disclosure In Tabular Form Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common Stock Capital Shares Reserved for Future Issuance	1,167,685	1,669,058
Shares reserved upon the conversion of authorized Series A preferred stock [Member]
Disclosure In Tabular Form Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common Stock Capital Shares Reserved for Future Issuance	47,628,788	47,628,788
Shares reserved upon the conversion of authorized Series A1 preferred stock [Member]
Disclosure In Tabular Form Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common Stock Capital Shares Reserved for Future Issuance	6,500,000	6,500,000
Shares reserved upon the conversion of authorized Series B preferred stock [Member]
Disclosure In Tabular Form Of Common Stock Shares Reserved For Future Issuance [Line Items]
Common Stock Capital Shares Reserved for Future Issuance	54,689,627	54,689,627